Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2017
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2018	$16,070	$39,902	$55,972
2019	10,619	35,626	46,245
2020	6,771	29,436	36,207
2021	4,680	18,384	23,064
2022	2,763	8,093	10,856
2023 and thereafter	2,080	71	2,151

Total minimum payments	$42,983	$131,512	$174,495